Segment Information	12 Months Ended
Dec. 31, 2019
Disclosure Of Operating Segments [Abstract]
Segment Information
27.	SEGMENT INFORMATION

The Company’s chief operating decision maker, the chief executive officer, reviews the Company’s consolidated results when making decisions about the allocation of resources and when assessing performance of the Company as a whole, and therefore, the Company has only one reportable segment. The Company does not distinguish between markets or segments for the purpose of internal reporting. The basis of information reported to the chief operating decision maker is the same as the Company’s consolidated financial statements. As the Company’s long-lived assets are substantially located in and derived from Asia, no geographical segments are presented.

The Company’s revenue from its major products and services.

	For the Year Ended December 31
	2017	2018	2019
Out-licensing	$—	$—	$3,000,000

For the year ended December 31, 2019, there was revenue generated from out-licensing of commercialization rights in South Korea to Biogenetics for varlitinib and ASLAN003 in the amount of $3 million. See Note 17 for details.